UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04670

DWS Global/International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2012 (Unaudited)

DWS Enhanced Emerging Markets Fixed Income Fund

		Principal Amount ($) (a)	Value ($)

Bonds 85.6%
Argentina 3.6%
Republic of Argentina:
GDP Linked Note, 12/15/2035 (b)		11,380,000	1,441,350
GDP Linked Note, 12/15/2035 (b)	EUR	5,138,017	748,778
7.82%, 12/31/2033	EUR	2,273,065	1,999,532
Series NY, 8.28%, 12/31/2033		2,667,620	2,140,765
Series 1, 8.75%, 6/2/2017		2,000,000	2,000,000

(Cost $7,710,672)			8,330,425
Belarus 1.2%
Republic of Belarus, 8.95%, 1/26/2018 (c) (Cost $2,963,877)		3,000,000	2,760,000
Bermuda 0.9%
Digicel Ltd., 144A, 8.25%, 9/1/2017 (Cost $2,095,617)		2,000,000	2,100,000
Brazil 3.0%
Banco Bradesco SA, 144A, 4.5%, 1/12/2017		2,000,000	2,040,000
Banco do Brasil SA, 144A, 5.875%, 1/26/2022		1,667,000	1,672,835
Centrais Eletricas Brasileiras SA, 144A, 5.75%, 10/27/2021		3,000,000	3,156,000
Independencia International Ltd., REG S, 12.0%, 12/30/2016 *		1,574,386	11,965

(Cost $9,501,244)			6,880,800
British Virgin Islands 0.7%
Franshion Development Ltd., 144A, 6.75%, 4/15/2021 (Cost $1,783,852)		2,000,000	1,665,000
Cayman Islands 4.7%
CCL Finance Ltd., 144A, 9.5%, 8/15/2014		2,000,000	2,255,000
IPIC GMTN Ltd., 144A, 5.5%, 3/1/2022		4,000,000	4,050,000
Vale Overseas Ltd., 8.25%, 1/17/2034		3,500,000	4,620,441

(Cost $10,749,438)			10,925,441
Chile 2.6%
Celulosa Arauco y Constitucion SA, 144A, 4.75%, 1/11/2022		3,000,000	2,975,538
Republic of Chile, 3.25%, 9/14/2021		3,000,000	3,075,000

(Cost $5,933,304)			6,050,538
China 1.6%
China Oriental Group Co., Ltd., 144A, 8.0%, 8/18/2015		2,000,000	1,800,000
Country Garden Holdings Co., 10.5%, 8/11/2015		2,000,000	1,928,744

(Cost $4,214,610)			3,728,744
Colombia 4.5%
Banco de Bogota SA, 144A, 5.0%, 1/15/2017		2,500,000	2,542,500
Republic of Colombia:
4.375%, 7/12/2021		5,000,000	5,375,000
6.125%, 1/18/2041		2,000,000	2,400,000

(Cost $10,033,476)			10,317,500
Croatia 2.1%
Republic of Croatia:
REG S, 6.375%, 3/24/2021		1,500,000	1,387,500
6.5%, 1/5/2015	EUR	2,000,000	2,608,774
REG S, 6.625%, 7/14/2020		1,000,000	945,000

(Cost $5,451,716)			4,941,274
Dominican Republic 2.4%
Dominican Republic:
144A, 7.5%, 5/6/2021		1,000,000	1,021,500
REG S, 7.5%, 5/6/2021		4,500,000	4,596,750

(Cost $5,671,875)			5,618,250
El Salvador 0.7%
Telemovil Finance Co., Ltd., 144A, 8.0%, 10/1/2017 (Cost $1,567,509)		1,500,000	1,556,250
Ghana 1.4%
Republic of Ghana:
144A, 8.5%, 10/4/2017		1,000,000	1,105,000
REG S, 8.5%, 10/4/2017		2,000,000	2,210,000

(Cost $3,248,150)			3,315,000
Hungary 0.9%
Republic of Hungary, 6.375%, 3/29/2021 (Cost $1,891,567)		2,250,000	2,081,250
India 0.8%
Reliance Holdings U.S.A., Inc., 144A, 6.25%, 10/19/2040 (Cost $1,881,180)		2,000,000	1,883,252
Indonesia 6.9%
Majapahit Holding BV:
REG S, 7.75%, 1/20/2020		6,000,000	7,110,000
144A, 7.75%, 1/20/2020		2,000,000	2,370,000
Perusahaan Penerbit SBSN, 144A, 4.0%, 11/21/2018		2,500,000	2,518,750
Republic of Indonesia, 144A, 5.25%, 1/17/2042		3,750,000	3,871,875

(Cost $14,532,152)			15,870,625
Korea 0.9%
Korea Gas Corp., 144A, 6.25%, 1/20/2042 (Cost $1,961,260)		2,000,000	2,100,712
Lithuania 3.3%
Republic of Lithuania:
144A, 6.125%, 3/9/2021		3,000,000	2,962,500
144A, 6.625%, 2/1/2022 (d)		2,000,000	2,033,710
REG S, 6.75%, 1/15/2015		2,500,000	2,637,500

(Cost $7,558,121)			7,633,710
Luxembourg 1.8%
ALROSA Finance SA, 144A, 7.75%, 11/3/2020		2,000,000	2,067,500
CSN Resources SA, 144A, 6.5%, 7/21/2020		1,100,000	1,163,800
UniCredit Luxembourg Finance SA, 144A, 6.0%, 10/31/2017		1,000,000	814,570

(Cost $4,314,148)			4,045,870
Malaysia 1.5%
Penerbangan Malaysia Bhd.:
144A, 5.625%, 3/15/2016		1,000,000	1,118,130
REG S, 5.625%, 3/15/2016		2,130,000	2,372,251

(Cost $3,255,741)			3,490,381
Mexico 3.4%
Servicios Corporativos Javer SAPI de CV, 144A, 9.875%, 4/6/2021		2,500,000	2,212,500
United Mexican States:
3.625%, 3/15/2022		2,000,000	2,017,000
5.75%, 10/12/2110		1,500,000	1,571,250
Urbi Desarrollos Urbanos SAB de CV, 144A, 9.75%, 2/3/2022 (d)		2,000,000	2,005,000

(Cost $8,070,101)			7,805,750
Morocco 0.5%
Kingdom of Morocco, REG S, 4.5%, 10/5/2020 (Cost $1,375,523)	EUR	1,000,000	1,187,055
Panama 2.8%
Republic of Panama, 8.875%, 9/30/2027 (Cost $6,168,355)		4,400,000	6,556,000
Peru 3.1%
Republic of Peru, 5.625%, 11/18/2050		2,000,000	2,152,000
Southern Copper Corp., 6.75%, 4/16/2040		1,800,000	1,903,522
Volcan Cia Minera SAA, 144A, 5.375%, 2/2/2022 (d)		3,000,000	3,023,250

(Cost $7,031,531)			7,078,772
Philippines 1.1%
Bangko Sentral Ng Pilipinas, Series A, 8.6%, 6/15/2027		1,000,000	1,330,000
Power Sector Assets & Liabilities Management Corp., 144A, 7.39%, 12/2/2024		1,000,000	1,240,000

(Cost $2,101,587)			2,570,000
Poland 3.9%
Republic of Poland, 5.0%, 3/23/2022 (Cost $8,843,029)		8,900,000	9,024,600
Romania 1.5%
Republic of Romania:
5.0%, 3/18/2015	EUR	1,000,000	1,292,353
144A, 6.75%, 2/7/2022		2,250,000	2,229,908

(Cost $3,537,775)			3,522,261
Russia 3.8%
Lukoil International Finance BV, 144A, 7.25%, 11/5/2019		3,000,000	3,296,250
Red Arrow International Leasing PLC, "A", 8.375%, 6/30/2012	RUB	3,990,023	131,090
Russian Federation, REG S, 12.75%, 6/24/2028		3,000,000	5,265,000

(Cost $7,310,661)			8,692,340
Serbia 1.0%
Republic of Serbia, REG S, 6.75%, 11/1/2024 (Cost $2,311,514)		2,340,000	2,211,300
South Africa 2.5%
Republic of South Africa, 4.665%, 1/17/2024		3,750,000	3,796,875
Transnet SOC Ltd., 144A, 4.5%, 2/10/2016		2,000,000	2,055,366

(Cost $5,774,906)			5,852,241
Turkey 6.0%
Akbank TAS, 144A, 5.125%, 7/22/2015		2,000,000	1,948,000
Republic of Turkey:
6.25%, 9/26/2022		4,000,000	4,120,000
7.0%, 9/26/2016		3,000,000	3,300,000
CPI Linked, 10.0%, 2/15/2012	TRY	6,563,849	3,707,022
16.0%, 3/7/2012	TRY	1,440,000	814,475

(Cost $15,637,620)			13,889,497
Ukraine 0.8%
Nak Naftogaz Ukraine, 9.5%, 9/30/2014 (Cost $2,165,028)		2,000,000	1,927,500
United Arab Emirates 0.7%
Abu Dhabi National Energy Co., 144A, 5.875%, 12/13/2021 (Cost $1,492,725)		1,500,000	1,552,500
Uruguay 4.5%
Republic of Uruguay:
6.875%, 9/28/2025		3,800,000	4,911,500
7.625%, 3/21/2036		2,000,000	2,760,000
8.0%, 11/18/2022 (c)		2,062,501	2,809,126

(Cost $8,114,070)			10,480,626
Venezuela 4.5%
Petroleos de Venezuela SA:
5.25%, 4/12/2017		2,000,000	1,385,000
144A, 8.5%, 11/2/2017		1,000,000	792,500
Republic of Venezuela, 7.65%, 4/21/2025		12,000,000	8,160,000

(Cost $9,639,251)			10,337,500

Total Bonds (Cost $195,893,185)			197,982,964
Loan Participations and Assignments 5.9%
Ireland 0.8%
Vimpel Communications, 144A, 7.748%, 2/2/2021 (Cost $1,810,318)		2,000,000	1,930,000
Russia 3.3%
Bank of Moscow, 144A, 6.699%, 3/11/2015		3,000,000	3,055,500
Gazprom OAO, 144A, 4.95%, 5/23/2016		2,000,000	2,047,500
Sberbank of Russia, 144A, 6.125%, 2/7/2022 (d)		2,500,000	2,490,675

(Cost $7,608,947)			7,593,675
Ukraine 1.0%
Ukreximbank, REG S, 8.375%, 4/27/2015 (Cost $2,506,056)		2,500,000	2,243,750
United Kingdom 0.8%
Oschadbank, 8.25%, 3/10/2016 (Cost $1,999,128)		2,075,000	1,779,312

Total Loan Participations and Assignments (Cost $13,924,449)			13,546,737

	Shares	Value ($)

Securities Lending Collateral 0.4%
Daily Assets Fund Institutional, 0.24% (e) (f) (Cost $995,880)	995,880	995,880
Cash Equivalents 9.0%
Central Cash Management Fund, 0.07% (e) (Cost $20,890,442)	20,890,442	20,890,442

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $231,703,956) †	100.9	233,416,023
Other Assets and Liabilities, Net	(0.9)	(1,992,864)

Net Assets	100.0	231,423,159

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Independencia International Ltd.*	12.0%	12/30/2016	1,574,386	USD	2,865,558	11,965

*	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
†
The cost for federal income tax purposes was $231,751,228.  At January 31, 2012, net unrealized appreciation  for all securities based on tax cost was $1,664,795.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $9,672,691  and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,007,896.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
Security is linked to Argentine Republic Gross Domestic Product (GDP). Security does not pay principal over life of security or at expiration. Payments are based on growth of Argentina GDP, subject to certain conditions.

(c)	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2012 amounted to $950,195, which is 0.4% of net assets.
(d)	When-issued security.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CPI: Consumer Price Index
GDP: Gross Domestic Product
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

As of January 31, 2012, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	2,310,121	JPY	180,000,000	2/7/2012	51,634	BNP Paribas
USD	2,231,763	CHF	2,100,000	2/7/2012	49,814	Morgan Stanley
USD	5,705,507	GBP	3,700,000	2/7/2012	124,645	BNP Paribas
EUR	2,550,000	USD	3,428,159	2/7/2012	92,591	UBS AG
CHF	2,100,000	USD	2,312,887	2/7/2012	31,310	Morgan Stanley
NOK	50	USD	9	2/9/2012	—	JPMorgan Chase Securities, Inc.
USD	15,228,734	BRL	27,496,013	2/15/2012	402,683	UBS AG
USD	15,258,016	TRY	28,405,849	2/15/2012	674,652	UBS AG
USD	25,264,815	NZD	31,796,800	2/15/2012	927,651	UBS AG
USD	15,206,896	AUD	14,751,617	2/15/2012	402,608	UBS AG
USD	10,093,060	JPY	775,146,992	2/15/2012	62,219	Nomura International PLC
USD	15,379,844	HUF	3,727,382,079	2/15/2012	1,078,273	Commonwealth Bank of Australia
USD	4,818,576	AUD	4,700,000	3/6/2012	151,608	BNP Paribas
USD	2,038,222	EUR	1,600,000	3/6/2012	54,817	JPMorgan Chase Securities, Inc.
USD	5,704,808	GBP	3,700,000	3/6/2012	124,019	Nomura International PLC
AUD	4,700,000	USD	4,991,546	3/6/2012	21,361	UBS AG
EUR	3,500,000	USD	4,589,543	3/6/2012	11,019	UBS AG
USD	4,687,195	JPY	360,000,000	4/27/2012	41,151	UBS AG
Total unrealized appreciation					4,302,055

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

GBP	3,700,000	USD	5,796,009	2/7/2012	(34,143)	Nomura International PLC
USD	3,403,296	EUR	2,550,000	2/7/2012	(67,728)	Morgan Stanley
JPY	180,000,000	USD	2,305,263	2/7/2012	(56,492)	Nomura International PLC
TWD	300	USD	10	2/9/2012	—	JPMorgan Chase Securities, Inc.
SGD	19,545,278	USD	15,165,133	2/15/2012	(373,396)	Morgan Stanley
CAD	25,728,253	USD	25,295,075	2/15/2012	(294,395)	Nomura International PLC
CZK	308,183,642	USD	15,366,540	2/15/2012	(511,974)	Bank of America
NOK	60,972,939	USD	10,146,007	2/15/2012	(229,639)	Morgan Stanley
CHF	38,507,256	USD	40,648,068	2/15/2012	(1,122,101)	Commonwealth Bank of Australia
EUR	1,600,000	USD	2,035,114	3/6/2012	(57,926)	Nomura International PLC
GBP	2,100,000	USD	3,211,028	3/6/2012	(97,225)	BNP Paribas
GBP	4,500,000	USD	6,983,917	3/6/2012	(105,197)	Bank of America
GBP	1,500,000	USD	2,352,045	3/6/2012	(10,993)	JPMorgan Chase Securities, Inc.
EUR	6,400,000	USD	8,173,952	4/11/2012	(199,466)	Nomura International PLC
TRY	8,500,000	USD	4,483,915	4/11/2012	(221,833)	BNP Paribas
JPY	360,000,000	USD	4,612,706	4/27/2012	(115,641)	JPMorgan Chase Securities, Inc.
Total unrealized depreciation					(3,498,149)

Currency Abbreviations

AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
CHF	Swiss Franc	RUB	Russian Ruble
CZK	Czech Koruna	SGD	Singapore Dollar
EUR	Euro	TRY	Turkish Lira
GBP	British Pound	TWD	Taiwan Dollar
HUF	Hungarian Forint	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(g)
Bonds	$—	$197,982,964	$—	$197,982,964
Loan Participations and Assignments	—	13,546,737	—	13,546,737
Short-Term Investments	21,886,322	—	—	21,886,322
Derivatives(h)	—	4,302,055	—	4,302,055
Total	$21,886,322	$215,831,756	$—	$237,718,078
Liabilities
Derivatives(h)	$—	$(3,498,149)	$—	$(3,498,149)
Total	$—	$(3,498,149)	$—	$(3,498,149)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended January 31, 2012.

(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Exchange Contracts	$803,906

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Enhanced Emerging Markets Fixed Income Fund, a series of DWS Global/International Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 21, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 21, 2012